Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes
Income taxes

Note 16 - Income taxes

Income tax expense for the years ended December 31, 2020 and 2019 was as follows:

	2020	2019
Current income tax expense
Expense for the year	$50.9	$42.3
Adjustment in respect of prior years	(2.4)	(3.2)
Current income tax expense	$48.5	$39.1
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	$(30.2)	20.2
Impact of changes in tax rates	(0.8)	(1.0)
Change in unrecognized deductible temporary differences	(6.4)	(0.1)
Adjustments in respect of prior years	2.2	3.4
Other	—	0.2
Deferred income tax (recovery) expense	$(35.2)	$22.7
Income tax expense	$13.3	$61.8

A reconciliation of the product of net income before taxes multiplied by the combined Canadian federal and provincial statutory rate to the provision for income taxes as shown in the consolidated statement of income and comprehensive income for the years ended December 31, 2020 and 2019, is as follows:

	2020	2019
Net income before income taxes	$339.5	$405.9
Statutory tax rate	26.5%	26.6%
Tax expense at statutory rate	$90.0	$108.0
Reconciling items:
Change in unrecognized deductible temporary differences	$(6.4)	$(0.1)
Income/expenses not taxed	(4.2)	(4.3)
Differences in foreign statutory tax rates	(66.0)	(42.8)
Differences due to changing future tax rates	(0.8)	(1.0)
Foreign withholding tax	—	0.3
Temporary differences subject to initial recognition exemption	0.6	1.5
Other	0.1	0.2
Income tax expense	$13.3	$61.8

Income tax expense recognized in other comprehensive income is as follows:

	2020			2019
			After			After
	Before	Tax	Tax	Before	Tax	Tax
	Tax Gain	Expense	Gain	Tax Gain	Expense	Gain
Gain (loss) on change in the fair value of equity investments at FVTOCI	$50.5	$(6.7)	$43.8	$11.4	$(1.5)	$9.9
Currency translation adjustment	19.6	—	19.6	32.3	—	32.3
Other comprehensive income	$70.1	$(6.7)	$63.4	$43.7	$(1.5)	$42.2

Deferred tax		$(6.7)			$(1.5)
Tax expense in other comprehensive income		$(6.7)			(1.5)

The significant components of deferred income tax assets and liabilities as at December 31, 2020 and 2019 are as follows:

	2020	2019
Deferred income tax assets:
Deductible temporary differences relating to:
Royalty, stream and working interests	$44.1	$6.5
Non-capital loss carry-forwards	0.6	0.3
Other	0.4	—
	$45.1	$6.8

Deferred income tax liabilities:
Taxable temporary differences relating to:
Share issue and debt issue costs	$0.3	$(1.7)
Royalty, stream and working interests	89.6	89.0
Non-capital loss carry-forwards	(3.9)	(4.3)
Investments	11.6	4.3
Other	(6.1)	(4.9)
	$91.5	$82.4
Deferred income tax liabilities, net	$46.4	$75.6

The movement in net deferred tax liabilities during the years ended December 31, 2020 and 2019 is as follows:

	2020	2019
Balance, beginning of year	$75.6	$50.0
Recognized in net income	(35.2)	22.5
Recognized in other comprehensive income	6.7	1.5
Recognized in equity	0.3	0.4
Other	(1.0)	1.2
Balance, end of year	$46.4	$75.6

The Company has recognized deferred tax assets in respect of the following non-capital losses as at December 31, 2020 that can be applied against future taxable profit:

Country	Type	Amount	Expiry date
Canada	Non-Capital Losses	$14.7	2030-2038
Chile	Non-Capital Losses	2.3	No expiry
		$17.0

Unrecognized deferred tax assets and liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2020 is $298.1 million (2019 – $393.7 million).  No deferred tax liabilities are recognized on the temporary differences associated with investment in subsidiaries because the company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

The aggregate amount of deductible temporary differences associated with other items, for which deferred tax assets have not been recognized as at December 31, 2020 is $48.7 million (2019 - $72.7 million).  No deferred tax asset is recognized in respect of these items because it is not probable that future taxable profits will be available against which the company can utilize the benefit.

Deductible temporary differences, losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	2020	2019
Royalty, stream and working interests	$25.1	$48.0
Tax losses (expiry dates - 2029-2033)	23.6	24.7
	$48.7	$72.7

The Company is undergoing an audit by the Canada Revenue Agency of its 2012-2017 taxation years, as referenced in note 23.